Property, Equipment and Software (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software

Property, equipment and software as of December 31, 2014 and March 31, 2015 consisted of the following:

	December 31, 2014	March 31, 2015
Computer, software and office equipment	$1,928	$2,117
Capitalized internal use software costs	1,166	1,627
Furniture and fixtures	1,049	1,087
Leasehold improvements	1,043	1,375

	5,186	6,206
Less accumulated depreciation and amortization	(1,284)	(1,696)

Total	$3,902	$4,510

Property, equipment and software, net as of December 31, 2013, and 2014 consisted of the following:

	December 31,
	2013	2014
Computer and office equipment	$607	$1,288
Capitalized internal use software costs	636	1,166
Furniture and fixtures	369	1,049
Software	73	172
Leasehold improvements	202	1,043
Construction in process	—	468

	1,887	5,186
Less accumulated depreciation and amortization	(420)	(1,284)

Total	$1,467	$3,902